5. Capitalized Software Development Costs: The Following Is A Summary of Capitalized Software Development Costs (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
The Following Is A Summary of Capitalized Software Development Costs:

The following is a summary of capitalized software development costs:

June 30, 2013
Beginning balance	$383,227
Additions	298,726
Amortization	(308,730)
Charge offs	-
Capitalized software development costs, net	$373,223